Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of debt

		March 31, 2020		December 31, 2019
		Interest	Carrying	Interest	Carrying
Type	Maturity	Rate	Value	Rate	Value
Senior secured notes	2026	4.500%	700,000	4.500%	700,000
Term loan facility	2026	4.360%	1,256,850	5.049%	900,000
Revolving credit facility	2024	—%	0	5.049%	65,000
Total debt outstanding			1,956,850		1,665,000
Deferred financing charges			(26,670)		(25,205)
Term loan facility, discount			(2,128)		(2,184)
Short-term debt, including current portion of long-term debt			(12,600)		(9,000)
Long-term debt, net of current portion and deferred financing charges			$1,915,452		$1,628,611

		December 31, 2019		December 31, 2018
		Effective		Effective
		Interest	Carrying	Interest	Carrying
Type	Maturity	Rate	Value	Rate	Value
Senior Secured Notes (2026)	2026	4.500%	$700,000	—%	$—

Senior Unsecured Notes (2024)	2024	—%	—	7.875%	500,000
Term Loan Facility (2026)	2026	5.049%	900,000	—%	—
Term Loan Facility (2023)	2023	—%	—	5.729%	1,483,993
The Revolving Credit Facility	2024	5.049%	65,000	—%	—
The Revolving Credit Facility	2021	—%	—	5.754%	5,000
The Revolving Credit Facility	2021	—%	—	5.729%	40,000
Total debt outstanding			1,665,000		2,028,993
Debt issuance costs			(25,205)		(34,838)
Term Loan Facility, discount			(2,184)		(3,633)
Short-term debt, including current portion of long-term debt			(9,000)		(60,345)
Long-term debt, net of current portion and debt issuance costs			$1,628,611		$1,930,177